Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income attributable to Ordinary Shareholders for basic and diluted earnings per share	$ 5,387,502	$ 70,119,242	$ 77,253,510
Denominator:
Denominator for basic earnings per share - Weighted-average Ordinary Shares outstanding during the year (in shares)	53,030,405	45,752,743	40,398,512
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	0	987,163
- Weighted-average Director shares issued/ issuable (in shares)	167	179	89
- Weighted average Unit Purchase Option (in shares)	0	0	439,409
Denominator for diluted earnings per share (in shares)	53,210,572	45,752,922	41,825,173
Basic earnings per share (in dollars per share)	$ 0.10	$ 1.53	$ 1.91
Diluted earnings per share (in dollars per share)	$ 0.10	$ 1.53	$ 1.85
Bao Li [Member]
Effect of dilutive securities:
- Bao Li earn out shares	180,000	0	0